Fair Value Measurements and Financial Instruments - Narrative (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 07, 2020 USD ($) $ / shares shares	Apr. 05, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 29, 2020 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) on equity securities still held			$ 54,200	$ 119,600	$ 45,200	$ 125,600	$ 7,800
Available for sale debt securities			249,200		214,400	131,280
Purchase of available for sale debt securities			17,585			$ 125,121
Valuation Technique, Black-Derman-Troy | Level 3 | Change Of Control Probability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)						0.00
Valuation Technique, Black-Derman-Troy | Level 3 | Likelihood of FDA Approval | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)						0.00
Valuation Technique, Black-Derman-Troy | Level 3 | Likelihood of FDA Approval | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)						0.86
Valuation Technique, Black-Derman-Troy | Level 3 | Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)						0.00
Valuation Technique, Black-Derman-Troy | Level 3 | Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)						0.59
Series A Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchase of available for sale debt securities		$ 125,000
Series B Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchase of available for sale debt securities	$ 200,000		200,000		200,000
Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Preferred shares, quarterly payments					15,600
Preferred shares, fixed payment amount					$ 250,000
Preferred shares, weighted average cost of capital					8.30%
Available for sale debt securities					$ 214,400	$ 131,280
Preferred Shares | Series A Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Preferred shares, quarterly payments			$ 15,600
Preferred shares, fixed payment amount								$ 250,000
Preferred shares, weighted average cost of capital			7.90%		8.30%
Available for sale debt securities			$ 203,900		$ 214,400
Price per share | $ / shares		$ 50,100.00
Number of shares purchased | shares		2,495
Preferred Shares | Series B Biohaven Preferred Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares committed to be acquired | shares			3,992
Price per share | $ / shares	$ 50,100		$ 50,100		$ 50,100
Number of shares purchased | shares	3,992		351		3,992